Significant Events - Summary of Financial Impacts of Samarco Dam Failure (Parenthetical) (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of exceptional items [line items]
Funding provided during the period	$ (63)
Samarco dam failure one [Member]
Disclosure of exceptional items [line items]
Change in estimate	3,700	$ (33)	$ 691
Exchange translation	(867)	289	(96)
Funding provided during the period	(125)
Utilisation	$ (515)	$ (448)	$ (256)